UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3725

Fidelity California Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor California
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2005

1.819030.100

ASCM-QTLY-0705

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.7%
	Principal Amount (000s)	Value (000s)
California - 97.6%
ABC Unified School District:
Series C:
0% 8/1/31 (FGIC Insured)	$ 2,720	$ 745
0% 8/1/33 (FGIC Insured)	5,365	1,328
0% 8/1/32 (FGIC Insured)	3,680	960
Alameda Corridor Trans. Auth. Rev.:
Series 1999 A, 0% 10/1/34 (MBIA Insured)	15,000	3,504
Series A, 5.25% 10/1/21 (MBIA Insured)	7,575	8,235
Alameda County Ctfs. of Prtn. 0% 6/15/17 (MBIA Insured)	2,300	1,359
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impts. Proj.):
Series 1997 A, 6% 9/1/24 (FSA Insured)	1,000	1,234
Series 1997 C, 0% 9/1/30 (FSA Insured)	7,350	2,113
Series C:
0% 9/1/22 (FSA Insured)	5,150	2,308
0% 9/1/36 (FSA Insured)	9,545	2,028
Anaheim Union High School District Series A, 5.375% 8/1/17 (Pre-Refunded to 8/1/12 @ 100) (d)	1,000	1,138
Azusa Unified School District 5.375% 7/1/16 (FSA Insured)	1,225	1,371
Benicia Unified School District Series B, 0% 8/1/24 (MBIA Insured)	7,005	2,828
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5% 7/1/12 (AMBAC Insured) (c)	1,840	1,975
5.25% 7/1/14 (AMBAC Insured) (c)	2,035	2,221
5.25% 7/1/16 (AMBAC Insured) (c)	1,255	1,377
5.25% 7/1/17 (AMBAC Insured) (c)	1,370	1,494
Butte-Glenn Cmnty. College District Series A, 5.5% 8/1/18 (MBIA Insured)	1,085	1,229
Cabrillo Cmnty. College District Series A, 5.25% 8/1/15 (MBIA Insured)	1,725	1,955
Cabrillo Unified School District Series A:
0% 8/1/10 (AMBAC Insured)	2,150	1,807
0% 8/1/12 (AMBAC Insured)	2,800	2,160
California Dept. of Wtr. Resources Central Valley Proj. Wtr. Sys. Rev. (Wtr. Sys. Proj.) Series J1, 7% 12/1/12	730	899
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A:
5.5% 5/1/07	2,080	2,174
5.5% 5/1/16 (AMBAC Insured)	2,125	2,378
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Dept. of Wtr. Resources Pwr. Supply Rev.: - continued
Series 2002 A:
5.75% 5/1/17	$ 3,375	$ 3,798
6% 5/1/13	2,300	2,671
Series A:
5.25% 5/1/11 (FSA Insured)	15,275	16,932
5.375% 5/1/18 (AMBAC Insured)	2,385	2,636
5.5% 5/1/08	5,815	6,197
5.5% 5/1/14 (AMBAC Insured)	7,905	8,935
5.5% 5/1/15 (AMBAC Insured)	9,000	10,120
5.875% 5/1/16	4,535	5,173
6% 5/1/14	7,500	8,666
6% 5/1/14 (MBIA Insured)	2,000	2,315
6% 5/1/15	1,000	1,150
California Econ. Recovery:
Series 2004 A, 5.25% 7/1/12	6,000	6,689
Series A, 5.25% 7/1/13 (MBIA Insured)	9,000	10,147
California Edl. Facilities Auth. Rev.:
(California Student Ln. Prog.) Series A, 6% 3/1/16 (MBIA Insured) (c)	1,180	1,241
(Chapman Univ. Proj.) 5.375% 10/1/16 (AMBAC Insured)	2,000	2,103
(Loyola Marymount Univ. Proj.):
0% 10/1/16 (MBIA Insured)	2,280	1,407
0% 10/1/29 (MBIA Insured)	7,115	2,150
(Pepperdine Univ. Proj.) 5.75% 9/15/30	13,735	14,959
(Pomona College Proj.) Series A, 0% 7/1/38	3,155	602
(Pooled College & Univ. Proj.) Series A, 6.125% 6/1/30	3,535	3,940
(Santa Clara Univ. Proj.):
5.25% 9/1/17 (AMBAC Insured)	1,000	1,150
5.25% 9/1/26	7,910	8,961
(Scripps College Proj.):
Series 2001, 5.25% 8/1/26	1,000	1,060
5.125% 2/1/30	6,000	6,217
(Stanford Univ. Proj.):
Series N, 5.2% 12/1/27	20,000	20,979
Series O, 5.125% 1/1/31	5,000	5,237
(Univ. of Southern California Proj.):
Series A, 5.7% 10/1/15	5,675	6,166
Series C, 5.125% 10/1/28	7,725	8,025
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Franchise Tax Board Ctfs. of Prtn. 5.5% 10/1/06	$ 1,825	$ 1,879
California Gen. Oblig.:
Series 1991, 6.6% 2/1/10 (FGIC Insured)	3,900	4,475
Series 1992, 6.25% 9/1/12 (FGIC Insured)	2,000	2,369
Series 2000, 5.5% 5/1/13 (MBIA Insured)	1,900	2,124
4.75% 9/1/10	1,300	1,389
5% 11/1/07	19,000	19,891
5% 2/1/09	4,070	4,325
5% 2/1/10	3,000	3,224
5% 12/1/11 (MBIA Insured)	4,000	4,414
5% 11/1/12	4,095	4,450
5% 10/1/18	3,000	3,146
5% 12/1/18	9,245	9,758
5.25% 10/1/09	2,150	2,329
5.25% 2/1/11	5,670	6,218
5.25% 3/1/11	1,405	1,543
5.25% 3/1/12	3,000	3,317
5.25% 10/1/14	300	306
5.25% 2/1/15	2,310	2,569
5.25% 2/1/15 (MBIA Insured)	5,000	5,584
5.25% 2/1/16	7,500	8,323
5.25% 2/1/16 (MBIA Insured)	4,050	4,505
5.25% 10/1/17	260	265
5.25% 2/1/20	3,000	3,300
5.25% 11/1/26	1,000	1,083
5.25% 2/1/28	5,000	5,381
5.25% 11/1/29	5,000	5,383
5.25% 4/1/30	1,945	2,073
5.25% 2/1/33	3,000	3,202
5.25% 4/1/34	2,000	2,144
5.375% 4/1/15 (MBIA Insured)	1,500	1,667
5.375% 10/1/28	4,250	4,561
5.5% 6/1/10	1,600	1,764
5.5% 3/1/11 (FGIC Insured)	3,000	3,364
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	3,000	3,356
5.5% 3/1/12 (MBIA Insured)	5,000	5,596
5.5% 4/1/28	3,000	3,358
5.5% 6/1/28	5,000	5,421
5.5% 4/1/30	3,000	3,348
5.5% 11/1/33	14,000	15,582
5.625% 5/1/20	3,000	3,326
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5.625% 5/1/26	$ 4,005	$ 4,399
5.75% 10/1/10	7,325	8,191
5.75% 12/1/10	2,500	2,811
5.75% 5/1/30	3,080	3,426
6% 2/1/08	1,000	1,074
6% 4/1/18	2,545	3,055
6.5% 2/1/07	3,000	3,176
6.5% 2/1/08	5,750	6,235
6.6% 2/1/09	14,355	15,991
6.6% 2/1/11 (MBIA Insured)	2,150	2,517
6.75% 8/1/10	5,675	6,579
6.75% 8/1/12	1,100	1,318
7% 8/1/09	5,105	5,851
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series A:
5% 7/1/06	1,330	1,352
5% 7/1/06 (Escrowed to Maturity) (c)(d)	1,805	1,848
Series I, 4.95%, tender 7/1/14 (b)	5,000	5,288
(Cedars-Sinai Med. Ctr. Proj.) Series A:
6.125% 12/1/30	8,340	9,197
6.25% 12/1/34	15,905	17,580
(Cottage Health Sys. Proj.) Series B, 5.25% 11/1/18 (MBIA Insured)	1,260	1,394
California Hsg. Fin. Agcy. Home Mtg. Rev.:
(Home Mtg. Prog.) Series 1983 B, 0% 8/1/15	160	68
Series 1983 A, 0% 2/1/15	8,187	3,771
Series I, 4.95% 8/1/28 (MBIA Insured) (c)	135	135
Series J, 4.85% 8/1/27 (MBIA Insured) (c)	1,900	1,921
California Infrastructure & Econ. Dev. Bank Rev.:
(YMCA Metropolitan L.A. Proj.) Series 2001:
5.25% 2/1/26 (AMBAC Insured)	2,000	2,161
5.25% 2/1/32 (AMBAC Insured)	6,295	6,761
5.5% 6/1/20 (Pre-Refunded to 6/1/10 @ 101) (d)	1,780	2,003
5.5% 6/1/21 (Pre-Refunded to 6/1/10 @ 101) (d)	4,780	5,379
5.5% 6/1/24 (Pre-Refunded to 6/1/10 @ 101) (d)	5,610	6,313
California Poll. Cont. Fing. Auth. Ctfs. of Prtn.:
(Pacific Gas & Elec. Co. Proj.) Series 2004 B, 3.5%, tender 6/1/07 (FGIC Insured) (b)(c)	6,000	5,997
(San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (MBIA Insured)	4,000	4,739
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series A1, 4.7%, tender 4/1/12 (b)(c)	$ 3,000	$ 3,083
Series B, 4.45%, tender 7/1/05 (b)(c)	8,000	8,004
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5% 6/1/13	2,500	2,727
5% 6/1/14	2,000	2,186
5.25% 6/1/24	2,400	2,600
5.25% 6/1/25	2,500	2,702
(California Cmnty. College Projs.) Series A, 5.25% 12/1/16	4,450	4,739
(California State Univ. Proj.) Series 1997 A, 5.5% 10/1/07	1,425	1,502
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series A, 5.25% 12/1/18 (AMBAC Insured)	5,000	5,449
(Coalinga State Hosp. Proj.):
Series 2004 A, 5.5% 6/1/17	9,980	11,062
Series A, 5.25% 6/1/12	2,485	2,732
(Dept. of Corrections, Madera State Prison Proj.) Series E:
5.5% 6/1/15	8,250	9,155
5.5% 6/1/19	3,000	3,038
6% 6/1/07	1,590	1,680
(Dept. of Corrections, Monterey County State Prison Proj.):
Series C:
5.5% 6/1/15	6,100	6,823
5.5% 6/1/17 (MBIA Insured)	4,775	5,382
Series D:
5.375% 11/1/12	1,250	1,313
5.375% 11/1/13	5,055	5,307
5.375% 11/1/14	5,000	5,247
(Dept. of Corrections, Susanville State Prison Proj.) Series D, 5.25% 6/1/15 (FSA Insured)	4,000	4,503
(Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/13	2,000	2,250
(Library & Courts Annex Proj.) Series A, 5.5% 5/1/09	1,290	1,395
(Substance Abuse Treatment Facilities Corcoran II Proj.) Series A, 5.5% 1/1/14 (AMBAC Insured)	3,000	3,104
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,720
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Various California State Univ. Projs.):
Series A, 6.1% 10/1/06	$ 1,210	$ 1,237
Series B:
5.5% 6/1/19	1,650	1,677
6.4% 12/1/09	3,700	4,205
Series C, 5.125% 9/1/22 (AMBAC Insured)	10,000	10,506
Series 2005 A, 5.25% 6/1/30	1,000	1,070
California State Univ. Rev. & Colleges (Systemwide Proj.) Series A:
5.375% 11/1/18 (AMBAC Insured)	1,290	1,437
5.5% 11/1/16 (AMBAC Insured)	1,500	1,698
California Statewide Cmnty. Dev. Auth. Rev. (Triad Health Care Hosp. Proj.) 6.25% 8/1/06 (Escrowed to Maturity) (d)	2,650	2,710
California Statewide Cmnty. Dev. Auth. Rev. Ctfs. of Prtn.:
(Catholic Health Care West Proj.) 6% 7/1/09	2,960	3,124
(Saint Joseph Health Sys. Proj.):
5.25% 7/1/08	2,710	2,882
5.5% 7/1/07	1,425	1,503
California Statewide Cmntys. Dev. Auth. Rev.:
(Cmnty. Hosp. Monterey Penninsula Proj.) Series B, 5.25% 6/1/23 (FSA Insured)	1,800	1,962
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.7%, tender 6/1/05 (b)	3,000	3,005
(Kaiser Permanente Health Sys. Proj.):
Series 2001 C, 3.85%, tender 8/1/06 (b)	21,000	21,194
Series 2004 G, 2.3%, tender 5/1/07 (b)	3,000	2,953
(Los Angeles Orthopaedic Hosp. Foundation Prog.) 5.75% 6/1/30 (AMBAC Insured)	10,000	10,659
(Sutter Health Systems Proj.) Series B, 5.625% 8/15/42	5,000	5,301
Carlsbad Unified School Distict 0% 11/1/15 (FGIC Insured)	1,700	1,107
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series A, 7% 8/1/11 (MBIA Insured)	1,500	1,814
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice Gen. Proj.) 6% 7/1/09	1,330	1,334
Commerce Refuse To Energy Auth. Rev.:
5.25% 7/1/08 (MBIA Insured)	1,000	1,066
5.5% 7/1/11 (MBIA Insured)	2,170	2,428
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Compton Unified School District Series 2002 B, 5.5% 6/1/25 (MBIA Insured)	$ 2,800	$ 3,158
Contra Costa County Ctfs. of Prtn. (Merrithew Mem. Hosp. Proj.) 0% 11/1/14 (Escrowed to Maturity) (d)	3,000	2,092
Corona-Norco Unified School District Series D, 0% 9/1/27 (FSA Insured)	3,000	1,020
CSCUI Fing. Auth. Rev. (Rental Hsg. and Town Ctr. Proj.) Series 2004 A, 2.5%, tender 8/1/07, LOC Citibank NA, New York (b)	5,500	5,451
Ctr. Unified School District Series 1997 C, 0% 9/1/20 (MBIA Insured)	2,000	998
Duarte Ctfs. of Prtn. Series A:
4.625% 4/1/07	890	907
5% 4/1/11	2,780	2,910
5% 4/1/12	4,210	4,392
5% 4/1/13	1,830	1,903
5.25% 4/1/09	1,600	1,686
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,000	5,293
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 1A:
0% 10/1/24 (AMBAC Insured)	1,665	661
0% 10/1/25 (AMBAC Insured)	1,665	624
Encinitas Union School District:
0% 8/1/10 (MBIA Insured)	1,000	840
0% 8/1/21 (MBIA Insured)	1,000	474
Escondido Union High School District 0% 11/1/16 (Escrowed to Maturity) (d)	3,500	2,206
Eureka Unified School District Ctfs. of Prtn. Series A, 6.9% 9/1/27 (FSA Insured)	650	650
Fairfield-Suisun Swr. District Swr. Rev. Series A, 0% 5/1/09 (MBIA Insured)	2,080	1,833
Fairfield-Suisun Unified School District 5.5% 8/1/28 (MBIA Insured)	3,000	3,372
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (MBIA Insured)	1,315	654
Folsom Cordova Unified School District School Facilities Impt. District #2 (1998 Fing. Proj.) Series A, 0% 10/1/26 (MBIA Insured)	2,290	821
Foothill-De Anza Cmnty. College District:
Series B, 0% 8/1/35 (FGIC Insured)	15,000	3,362
0% 8/1/15 (MBIA Insured)	2,415	1,589
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Foothill-De Anza Cmnty. College District: - continued
0% 8/1/20 (MBIA Insured)	$ 6,425	$ 3,219
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A:
0% 1/1/15 (Escrowed to Maturity) (d)	18,500	12,768
0% 1/1/18 (Escrowed to Maturity) (d)	1,000	590
5% 1/1/35 (MBIA Insured)	24,070	24,787
0% 1/15/27 (a)	4,000	3,348
0% 1/15/27 (MBIA Insured) (a)	4,500	4,030
0% 1/15/29 (a)	4,000	3,348
5% 1/15/16 (MBIA Insured)	5,860	6,253
5.5% 1/15/08 (MBIA Insured)	8,945	9,531
5.75% 1/15/40	8,155	8,349
Fremont Unifed School District, Alameda County Series F, 0% 8/1/09 (MBIA Insured)	1,000	874
Fullerton Univ. Foundation Auxiliary Organization Rev. Series A:
5.75% 7/1/25 (MBIA Insured)	1,250	1,402
5.75% 7/1/30 (MBIA Insured)	1,000	1,114
Glendale Elec. Rev. 6% 2/1/30 (MBIA Insured)	12,245	13,677
Golden State Tobacco Securitization Corp.:
Series 2003 A1:
5% 6/1/21	13,400	13,501
6.75% 6/1/39	8,000	8,711
Series 2003 B:
5% 6/1/43 (FSA Insured)	5,000	5,181
5.75% 6/1/21	2,125	2,279
5.75% 6/1/22	4,400	4,713
5.75% 6/1/23	490	521
Series B:
5% 6/1/09	3,000	3,170
5% 6/1/11	3,610	3,868
5.5% 6/1/18	2,355	2,473
5.5% 6/1/43	5,000	5,354
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (MBIA Insured)	2,750	1,525
La Quinta Redev. Agcy. Tax. Allocation (Area #1 Redev. Proj.) 7.3% 9/1/11 (MBIA Insured)	555	680
Long Beach Hbr. Rev. Series A:
5% 5/15/14 (FGIC Insured) (c)	2,000	2,166
5% 5/15/15 (FGIC Insured) (c)	1,000	1,076
6% 5/15/09 (FGIC Insured) (c)	3,450	3,775
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Long Beach Hbr. Rev. Series A: - continued
6% 5/15/10 (FGIC Insured) (c)	$ 1,000	$ 1,114
6% 5/15/12 (FGIC Insured) (c)	3,500	3,987
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.):
0% 9/1/11 (Escrowed to Maturity) (d)	6,400	5,179
0% 9/1/13 (Escrowed to Maturity) (d)	3,380	2,504
(Disney Parking Proj.):
0% 3/1/10	2,000	1,677
0% 3/1/11	1,950	1,573
0% 3/1/12	2,180	1,673
0% 3/1/13	6,490	4,765
0% 9/1/14 (AMBAC Insured)	3,860	2,667
0% 3/1/18	3,000	1,664
0% 3/1/19	3,175	1,665
0% 3/1/20	1,000	492
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. (Proposition C Proj.) Second Tier Sr. Series A, 5.25% 7/1/25 (FGIC Insured)	3,500	3,794
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,179
5.375% 9/1/17 (FSA Insured)	1,095	1,233
5.375% 9/1/18 (FSA Insured)	1,155	1,290
5.375% 9/1/19 (FSA Insured)	1,210	1,346
Los Angeles Dept. Arpts. Rev. (Los Angeles Int'l. Arpt. Proj.) Series D, 5.625% 5/15/12 (FGIC Insured) (c)	290	294
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/12 (Escrowed to Maturity) (d)	3,120	3,136
4.75% 8/15/16 (Escrowed to Maturity) (d)	1,395	1,402
4.75% 10/15/20 (Escrowed to Maturity) (d)	150	151
4.75% 10/15/20 (Pre-Refunded to 10/15/17 @ 100) (d)	1,650	1,650
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	15,000	15,590
Series A, 5.125% 7/1/41 (MBIA Insured)	3,000	3,133
5.5% 10/15/11 (Escrowed to Maturity) (d)	3,670	4,028
Los Angeles Gen. Oblig. Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series A, 5.5% 8/1/24 (AMBAC Insured)	3,700	4,031
Los Angeles Hbr. Dept. Rev.:
Series B:
5.25% 11/1/07 (c)	4,290	4,462
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Hbr. Dept. Rev.: - continued
Series B:
5.5% 8/1/08 (c)	$ 1,505	$ 1,562
7.6% 10/1/18 (Escrowed to Maturity) (d)	14,235	18,068
Los Angeles Unified School District:
Series 2004 A1, 5% 7/1/17 (MBIA Insured)	3,000	3,289
Series A:
5.25% 7/1/19 (MBIA Insured)	3,160	3,495
5.375% 7/1/17 (MBIA Insured)	8,095	9,130
5.375% 7/1/18 (MBIA Insured)	2,945	3,295
Series C, 5.25% 7/1/24 (MBIA Insured)	1,265	1,359
Series E, 5.125% 1/1/27 (MBIA Insured)	1,250	1,330
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity) (d)	2,370	2,889
Manhattan Beach Unified School District Series A, 0% 9/1/09 (FGIC Insured)	975	850
Merced Union High School District Series A, 0% 8/1/22 (FGIC Insured)	1,100	495
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (FGIC Insured)	2,000	941
0% 8/1/25 (FGIC Insured)	2,800	1,057
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,810
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (FGIC Insured)	1,585	1,792
Modesto Irrigation District Ctfs. of Prtn.:
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity) (d)	5,000	5,042
(Rfdg. and Cap. Impts Proj.) Series A, 0% 10/1/10 (Escrowed to Maturity) (d)	2,270	1,890
Monrovia Unified School District Series B, 0% 8/1/33 (FGIC Insured)	2,500	627
Montebello Unified School District 0% 6/1/26 (FSA Insured)	1,580	575
Monterey County Ctfs. of Prtn. Series 2001, 5.25% 8/1/16 (MBIA Insured)	2,445	2,700
Moreland School District Series 2003 B, 0% 8/1/27 (FGIC Insured)	1,485	507
Murrieta Valley Unified School District Series A, 0% 9/1/13 (FGIC Insured)	1,500	1,097
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	$ 1,500	$ 2,608
12% 8/1/17 (FSA Insured)	1,000	1,784
Northern California Pwr. Agcy. Pub. Pwr. Rev.:
(Geothermal #3 Proj.) Series A, 5.6% 7/1/06	2,415	2,466
(Hydro Elec. #1 Proj.) Series A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100) (d)	3,850	5,370
Northern California Transmission Auth. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (MBIA Insured)	7,100	8,608
Novato Unified School District 5.25% 8/1/17 (FGIC Insured)	1,000	1,108
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
5% 9/1/21 (Escrowed to Maturity) (d)	1,000	1,106
5.5% 9/1/17 (FGIC Insured)	3,000	3,395
Ontario Redev. Fing. Auth. Rev. (Ctr. City Cimarron #1 Proj.) 0% 8/1/10 (MBIA Insured)	3,255	2,735
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	7,000	7,956
Orange County Pub. Fin. Auth. Waste Mgt. Sys. Rev.:
5.75% 12/1/09 (AMBAC Insured) (c)	3,620	3,959
5.75% 12/1/11 (AMBAC Insured) (c)	4,000	4,489
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr. Facility Proj.) 5.375% 6/1/16 (AMBAC Insured)	3,770	4,232
Oxnard Fin. Auth. Solid Waste Rev.:
5% 5/1/09 (AMBAC Insured) (c)	1,785	1,883
5% 5/1/10 (AMBAC Insured) (c)	1,820	1,936
5% 5/1/12 (AMBAC Insured) (c)	2,065	2,213
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities District #90-1 Proj.) 5.8% 8/1/29 (FSA Insured)	6,410	7,031
Placer County Union High School District Series A:
0% 8/1/20 (FGIC Insured)	2,000	1,002
0% 8/1/21 (FGIC Insured)	1,000	474
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	3,700	3,737
Placer County Wtr. Agcy. Wtr. Rev. Ctfs. of Prtn. (Cap. Impt. Projs.) 5.5% 7/1/29 (Pre-Refunded to 7/1/09 @ 101) (d)	3,000	3,323
Pomona Unified School District Series C, 6% 8/1/30 (Escrowed to Maturity) (d)	4,035	4,412
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Port of Oakland Gen. Oblig.:
Series L, 5.5% 11/1/20 (FGIC Insured) (c)	$ 3,405	$ 3,678
5% 11/1/15 (MBIA Insured) (c)	5,850	6,191
5% 11/1/17 (MBIA Insured) (c)	3,355	3,516
5% 11/1/18 (MBIA Insured) (c)	2,740	2,859
Port of Oakland Port Rev. Series G, 5.375% 11/1/08 (MBIA Insured) (c)	1,805	1,927
Redwood City Elementary School District 0% 8/1/20 (FGIC Insured)	4,825	2,418
Richmond Redev. Agcy. Tax Allocation Rev. (Harbour Redev. Proj.) 7% 7/1/09 (FSA Insured)	90	90
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.):
Series A, 6.5% 6/1/12 (MBIA Insured)	15,500	18,035
Series B, 5.7% 6/1/16 (MBIA Insured)	1,950	2,241
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series A:
4.8% 10/1/07	770	792
4.8% 10/1/07 (Pre-Refunded to 10/1/06 @ 102) (d)	310	324
5% 10/1/08	805	836
5% 10/1/08 (Pre-Refunded to 10/1/06 @ 102) (d)	330	346
5% 10/1/09	815	845
5% 10/1/09 (Pre-Refunded to 10/1/06 @ 102) (d)	325	341
5.1% 10/1/10	890	924
5.1% 10/1/10 (Pre-Refunded to 10/1/06 @ 102) (d)	355	372
5.25% 10/1/12	985	1,023
5.25% 10/1/12 (Pre-Refunded to 10/1/06 @ 102) (d)	390	410
5.5% 10/1/22	3,210	3,325
5.5% 10/1/22 (Pre-Refunded to 10/1/06 @ 102) (d)	1,290	1,360
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	2,210
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	2,314
Rocklin Unified School District:
0% 8/1/24 (FGIC Insured)	1,370	553
0% 8/1/25 (FGIC Insured)	2,725	1,039
0% 8/1/26 (FGIC Insured)	1,365	493
0% 8/1/27 (FGIC Insured)	2,500	853
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Roseville City School District:
0% 8/1/25 (FGIC Insured)	$ 1,745	$ 665
0% 8/1/27 (FGIC Insured)	1,940	662
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,336
Sacramento City Fing. Auth. Rev. (Combined Area Projs.) Series B, 0% 11/1/15 (MBIA Insured)	7,735	5,038
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) 6.375% 7/1/10	700	716
Sacramento Muni. Util. District Elec. Rev.:
Series 2001 P, 5.25% 8/15/16 (FSA Insured)	1,500	1,653
Series L, 5.125% 7/1/22 (MBIA Insured)	4,000	4,191
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
6% 7/1/22 (Pre-Refunded to 7/1/06 @ 102) (d)	18,700	19,697
6.5% 7/1/06	4,500	4,633
6.5% 7/1/07 (Pre-Refunded to 7/1/06 @ 102) (d)	2,000	2,117
6.5% 7/1/08 (Pre-Refunded to 7/1/06 @ 102) (d)	1,000	1,059
Salinas Union High School District Series A, 5.25% 10/1/17 (FGIC Insured)	1,410	1,583
San Bernardino County Ctfs. of Prtn.:
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity) (d)	8,500	11,282
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	11,354
San Diego County Ctfs. of Prtn.:
(Burnham Institute Proj.) 6.25% 9/1/29	6,800	7,257
(The Bishop's School Proj.) Series A, 6% 9/1/34, LOC Bank of New York, New York	4,090	4,676
5.25% 10/1/11	1,705	1,876
San Diego Unified School District (Election of 1998 Proj.):
Series 2000 B, 6.05% 7/1/18 (MBIA Insured)	2,290	2,814
Series D, 5.25% 7/1/17 (FGIC Insured) (Pre-Refunded to 7/1/12 @ 101) (d)	4,325	4,847
San Francisco Bay Area Rapid Trans. District Sales Tax Rev. 5.25% 7/1/18	4,500	4,842
San Francisco Bay Area Trans. Fing. Auth. (Bridge Toll Proj.) 5.75% 2/1/07 (American Cap. Access Corp. Insured)	1,500	1,554
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series A:
5.125% 1/1/17 (AMBAC Insured) (c)	6,000	6,219
5.25% 1/1/18 (AMBAC Insured) (c)	4,515	4,714
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.: - continued
Second Series 12A, 5.625% 5/1/08 (FGIC Insured) (c)	$ 1,625	$ 1,678
Second Series 15A, 5.5% 5/1/09 (FSA Insured) (c)	1,355	1,452
Second Series 16A, 5.5% 5/1/08 (FSA Insured) (c)	2,945	3,121
Second Series 18A:
5.25% 5/1/11 (MBIA Insured) (c)	3,280	3,479
5.25% 5/1/14 (MBIA Insured) (c)	2,750	2,908
Second Series 23A:
5.5% 5/1/07 (FGIC Insured) (c)	1,045	1,089
5.5% 5/1/08 (FGIC Insured) (c)	2,755	2,919
Second Series 27A, 5.5% 5/1/08 (MBIA Insured) (c)	4,045	4,286
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.:
(San Francisco Redev. Proj.) Series B, 0% 8/1/10 (MBIA Insured)	1,475	1,239
Series A:
0% 8/1/09 (FGIC Insured)	1,085	948
0% 8/1/10 (FGIC Insured)	1,085	912
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1997 A, 0% 1/15/26 (MBIA Insured)	11,000	4,038
Series A:
0% 1/15/10 (MBIA Insured)	2,240	1,913
0% 1/15/12 (MBIA Insured)	7,000	5,489
0% 1/15/15 (MBIA Insured)	5,000	3,349
0% 1/15/20 (MBIA Insured)	3,765	1,920
0% 1/15/31 (MBIA Insured)	5,000	1,390
0% 1/15/34 (MBIA Insured)	10,000	2,386
5.25% 1/15/30 (MBIA Insured)	12,145	12,769
5.5% 1/15/28	1,060	1,044
0% 1/1/12 (Escrowed to Maturity) (d)	10,000	7,875
San Jose Arpt. Rev.:
Series A, 5.25% 3/1/14 (FGIC Insured)	1,000	1,099
Series B, 5% 3/1/09 (FSA Insured) (c)	5,395	5,690
San Jose Unified School District, Santa Clara County Series A, 5.375% 8/1/20 (FSA Insured)	1,895	2,086
San Luis Obispo County Fing. Auth. Series 2000 A, 5.375% 8/1/24 (MBIA Insured)	1,000	1,075
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity) (d)	1,990	1,339
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (FGIC Insured)	$ 3,000	$ 1,668
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (FGIC Insured)	2,000	848
0% 9/1/25 (FGIC Insured)	1,490	566
0% 9/1/26 (FGIC Insured)	1,500	540
Sanger Unified School District 5.6% 8/1/23 (MBIA Insured)	3,000	3,620
Santa Barbara High School District Series A:
5.75% 8/1/25 (FGIC Insured)	4,650	5,122
5.75% 8/1/30 (FGIC Insured)	7,490	8,217
Santa Clara County Trans. District Sales Tax Rev. Series A, 5.25% 6/1/21	8,500	9,004
Santa Cruz City Elementary School District Series B, 5.75% 8/1/26 (Pre-Refunded to 8/1/09 @ 102) (d)	2,730	3,080
Santa Cruz City High School District Series B:
5.75% 8/1/26 (Pre-Refunded to 8/1/09 @ 102) (d)	2,380	2,685
6% 8/1/29 (Pre-Refunded to 8/1/09 @ 102) (d)	6,770	7,704
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1, 2, 2A & 8 Proj.) Series A, 7.25% 8/1/12 (MBIA Insured)	1,865	2,317
Santa Monica Redev. Agcy. Tax Allocation Rev. (Earthquake Recovery Redev. Proj.) Series 1999, 5.75% 7/1/22 (AMBAC Insured)	8,395	9,230
Shasta Union High School District:
0% 8/1/26 (FGIC Insured)	1,000	361
0% 5/1/28 (MBIA Insured)	3,340	1,092
Southern California Pub. Pwr. Auth. Rev. (Multiple Projs.):
6.75% 7/1/10	1,400	1,609
6.75% 7/1/11	6,500	7,640
7% 7/1/05	920	923
Stanislaus County Ctfs. of Prtn. (Cap. Impt. Prog.) Series A, 5.25% 5/1/14 (MBIA Insured)	1,000	1,040
Sulpher Springs Unified School District Series A, 0% 9/1/12 (MBIA Insured)	2,750	2,115
Sulphur Springs Union School District Ctfs. of Prtn. (2002 School Facility Bridge Fdg. Prog.) 3.1%, tender 9/1/09 (FSA Insured) (b)	3,000	2,990
Tahoe-Truckee Joint Unified School District Series A, 0% 9/1/10 (FGIC Insured)	4,220	3,272
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Tobacco Securitization Auth. Northern California Tobacco Settlement Rev. Series 2001 A, 5.25% 6/1/31	$ 2,000	$ 1,902
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	3,000	3,243
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,474
6% 6/1/22	1,100	1,242
Ukiah Unified School District:
0% 8/1/14 (FGIC Insured)	3,040	2,136
0% 8/1/19 (FGIC Insured)	2,270	1,217
Union Elementary School District Series A:
0% 9/1/18 (FGIC Insured)	1,000	556
0% 9/1/21 (FGIC Insured)	2,995	1,415
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/21 (AMBAC Insured)	2,120	2,349
5.5% 5/15/24 (AMBAC Insured)	1,000	1,100
4.55% 12/1/09 (e)	22,065	22,660
Series A, 5.125% 5/15/18 (AMBAC Insured)	2,000	2,193
Series B, 5.25% 5/15/16 (AMBAC Insured)	5,000	5,581
Upland Ctfs. of Prtn. (San Antonio Cmnty. Hosp. Proj.):
5.25% 1/1/08	1,990	2,014
5.25% 1/1/13	8,500	8,605
Val Verde Unified School District Ctfs. of Prtn.:
5.25% 1/1/17 (FGIC Insured)	1,000	1,105
5.25% 1/1/18 (FGIC Insured)	1,380	1,517
Victor Elementary School District Series A, 0% 6/1/14 (MBIA Insured)	2,375	1,665
Vista Unified School District Series A:
5.375% 8/1/15 (FSA Insured)	1,325	1,492
5.375% 8/1/16 (FSA Insured)	1,000	1,121
Walnut Valley Unified School District Series D:
0% 8/1/30 (FGIC Insured)	2,875	830
0% 8/1/31 (FGIC Insured)	2,715	744
0% 8/1/32 (FGIC Insured)	1,315	343
5.25% 8/1/16 (FGIC Insured)	1,000	1,126
Washington Unified School District Yolo County Series A, 0% 8/1/27 (FGIC Insured)	5,000	1,725
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Whittier Union High School District Series B, 5.875% 8/1/30 (FSA Insured)	$ 2,405	$ 2,666
Yuba City Unified School District Series A, 0% 9/1/21 (FGIC Insured)	2,090	987
		1,520,592
Puerto Rico - 1.0%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (MBIA Insured)	1,510	1,739
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (d)	5,950	6,505
5.5% 10/1/40 (Escrowed to Maturity) (d)	1,100	1,200
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.25% 7/1/14 (XL Cap. Assurance, Inc. Insured)	4,585	5,193
		14,637
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Rev. Series A:
5% 10/1/10	550	588
5.25% 10/1/15	1,255	1,383
		1,971
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $1,446,092)		1,537,200
NET OTHER ASSETS - 1.3%		20,407
NET ASSETS - 100%		$ 1,557,607
Legend
(a) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $22,660,000 or 1.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09	3/6/02	$ 22,065
Income Tax Information

At May 31, 2005, the aggregate cost of investment securities for income tax purposes was $1,444,361,000. Net unrealized appreciation aggregated $92,839,000, of which $93,536,000 related to appreciated investment securities and $697,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

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Quarterly Report

Quarterly Holdings Report

for

Spartan ® California Municipal

Income Fund

May 31, 2005

1.802197.101

CFL-QTLY-0705

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.7%
	Principal Amount (000s)	Value (000s)
California - 97.6%
ABC Unified School District:
Series C:
0% 8/1/31 (FGIC Insured)	$ 2,720	$ 745
0% 8/1/33 (FGIC Insured)	5,365	1,328
0% 8/1/32 (FGIC Insured)	3,680	960
Alameda Corridor Trans. Auth. Rev.:
Series 1999 A, 0% 10/1/34 (MBIA Insured)	15,000	3,504
Series A, 5.25% 10/1/21 (MBIA Insured)	7,575	8,235
Alameda County Ctfs. of Prtn. 0% 6/15/17 (MBIA Insured)	2,300	1,359
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impts. Proj.):
Series 1997 A, 6% 9/1/24 (FSA Insured)	1,000	1,234
Series 1997 C, 0% 9/1/30 (FSA Insured)	7,350	2,113
Series C:
0% 9/1/22 (FSA Insured)	5,150	2,308
0% 9/1/36 (FSA Insured)	9,545	2,028
Anaheim Union High School District Series A, 5.375% 8/1/17 (Pre-Refunded to 8/1/12 @ 100) (d)	1,000	1,138
Azusa Unified School District 5.375% 7/1/16 (FSA Insured)	1,225	1,371
Benicia Unified School District Series B, 0% 8/1/24 (MBIA Insured)	7,005	2,828
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5% 7/1/12 (AMBAC Insured) (c)	1,840	1,975
5.25% 7/1/14 (AMBAC Insured) (c)	2,035	2,221
5.25% 7/1/16 (AMBAC Insured) (c)	1,255	1,377
5.25% 7/1/17 (AMBAC Insured) (c)	1,370	1,494
Butte-Glenn Cmnty. College District Series A, 5.5% 8/1/18 (MBIA Insured)	1,085	1,229
Cabrillo Cmnty. College District Series A, 5.25% 8/1/15 (MBIA Insured)	1,725	1,955
Cabrillo Unified School District Series A:
0% 8/1/10 (AMBAC Insured)	2,150	1,807
0% 8/1/12 (AMBAC Insured)	2,800	2,160
California Dept. of Wtr. Resources Central Valley Proj. Wtr. Sys. Rev. (Wtr. Sys. Proj.) Series J1, 7% 12/1/12	730	899
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A:
5.5% 5/1/07	2,080	2,174
5.5% 5/1/16 (AMBAC Insured)	2,125	2,378
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Dept. of Wtr. Resources Pwr. Supply Rev.: - continued
Series 2002 A:
5.75% 5/1/17	$ 3,375	$ 3,798
6% 5/1/13	2,300	2,671
Series A:
5.25% 5/1/11 (FSA Insured)	15,275	16,932
5.375% 5/1/18 (AMBAC Insured)	2,385	2,636
5.5% 5/1/08	5,815	6,197
5.5% 5/1/14 (AMBAC Insured)	7,905	8,935
5.5% 5/1/15 (AMBAC Insured)	9,000	10,120
5.875% 5/1/16	4,535	5,173
6% 5/1/14	7,500	8,666
6% 5/1/14 (MBIA Insured)	2,000	2,315
6% 5/1/15	1,000	1,150
California Econ. Recovery:
Series 2004 A, 5.25% 7/1/12	6,000	6,689
Series A, 5.25% 7/1/13 (MBIA Insured)	9,000	10,147
California Edl. Facilities Auth. Rev.:
(California Student Ln. Prog.) Series A, 6% 3/1/16 (MBIA Insured) (c)	1,180	1,241
(Chapman Univ. Proj.) 5.375% 10/1/16 (AMBAC Insured)	2,000	2,103
(Loyola Marymount Univ. Proj.):
0% 10/1/16 (MBIA Insured)	2,280	1,407
0% 10/1/29 (MBIA Insured)	7,115	2,150
(Pepperdine Univ. Proj.) 5.75% 9/15/30	13,735	14,959
(Pomona College Proj.) Series A, 0% 7/1/38	3,155	602
(Pooled College & Univ. Proj.) Series A, 6.125% 6/1/30	3,535	3,940
(Santa Clara Univ. Proj.):
5.25% 9/1/17 (AMBAC Insured)	1,000	1,150
5.25% 9/1/26	7,910	8,961
(Scripps College Proj.):
Series 2001, 5.25% 8/1/26	1,000	1,060
5.125% 2/1/30	6,000	6,217
(Stanford Univ. Proj.):
Series N, 5.2% 12/1/27	20,000	20,979
Series O, 5.125% 1/1/31	5,000	5,237
(Univ. of Southern California Proj.):
Series A, 5.7% 10/1/15	5,675	6,166
Series C, 5.125% 10/1/28	7,725	8,025
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Franchise Tax Board Ctfs. of Prtn. 5.5% 10/1/06	$ 1,825	$ 1,879
California Gen. Oblig.:
Series 1991, 6.6% 2/1/10 (FGIC Insured)	3,900	4,475
Series 1992, 6.25% 9/1/12 (FGIC Insured)	2,000	2,369
Series 2000, 5.5% 5/1/13 (MBIA Insured)	1,900	2,124
4.75% 9/1/10	1,300	1,389
5% 11/1/07	19,000	19,891
5% 2/1/09	4,070	4,325
5% 2/1/10	3,000	3,224
5% 12/1/11 (MBIA Insured)	4,000	4,414
5% 11/1/12	4,095	4,450
5% 10/1/18	3,000	3,146
5% 12/1/18	9,245	9,758
5.25% 10/1/09	2,150	2,329
5.25% 2/1/11	5,670	6,218
5.25% 3/1/11	1,405	1,543
5.25% 3/1/12	3,000	3,317
5.25% 10/1/14	300	306
5.25% 2/1/15	2,310	2,569
5.25% 2/1/15 (MBIA Insured)	5,000	5,584
5.25% 2/1/16	7,500	8,323
5.25% 2/1/16 (MBIA Insured)	4,050	4,505
5.25% 10/1/17	260	265
5.25% 2/1/20	3,000	3,300
5.25% 11/1/26	1,000	1,083
5.25% 2/1/28	5,000	5,381
5.25% 11/1/29	5,000	5,383
5.25% 4/1/30	1,945	2,073
5.25% 2/1/33	3,000	3,202
5.25% 4/1/34	2,000	2,144
5.375% 4/1/15 (MBIA Insured)	1,500	1,667
5.375% 10/1/28	4,250	4,561
5.5% 6/1/10	1,600	1,764
5.5% 3/1/11 (FGIC Insured)	3,000	3,364
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	3,000	3,356
5.5% 3/1/12 (MBIA Insured)	5,000	5,596
5.5% 4/1/28	3,000	3,358
5.5% 6/1/28	5,000	5,421
5.5% 4/1/30	3,000	3,348
5.5% 11/1/33	14,000	15,582
5.625% 5/1/20	3,000	3,326
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5.625% 5/1/26	$ 4,005	$ 4,399
5.75% 10/1/10	7,325	8,191
5.75% 12/1/10	2,500	2,811
5.75% 5/1/30	3,080	3,426
6% 2/1/08	1,000	1,074
6% 4/1/18	2,545	3,055
6.5% 2/1/07	3,000	3,176
6.5% 2/1/08	5,750	6,235
6.6% 2/1/09	14,355	15,991
6.6% 2/1/11 (MBIA Insured)	2,150	2,517
6.75% 8/1/10	5,675	6,579
6.75% 8/1/12	1,100	1,318
7% 8/1/09	5,105	5,851
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series A:
5% 7/1/06	1,330	1,352
5% 7/1/06 (Escrowed to Maturity) (c)(d)	1,805	1,848
Series I, 4.95%, tender 7/1/14 (b)	5,000	5,288
(Cedars-Sinai Med. Ctr. Proj.) Series A:
6.125% 12/1/30	8,340	9,197
6.25% 12/1/34	15,905	17,580
(Cottage Health Sys. Proj.) Series B, 5.25% 11/1/18 (MBIA Insured)	1,260	1,394
California Hsg. Fin. Agcy. Home Mtg. Rev.:
(Home Mtg. Prog.) Series 1983 B, 0% 8/1/15	160	68
Series 1983 A, 0% 2/1/15	8,187	3,771
Series I, 4.95% 8/1/28 (MBIA Insured) (c)	135	135
Series J, 4.85% 8/1/27 (MBIA Insured) (c)	1,900	1,921
California Infrastructure & Econ. Dev. Bank Rev.:
(YMCA Metropolitan L.A. Proj.) Series 2001:
5.25% 2/1/26 (AMBAC Insured)	2,000	2,161
5.25% 2/1/32 (AMBAC Insured)	6,295	6,761
5.5% 6/1/20 (Pre-Refunded to 6/1/10 @ 101) (d)	1,780	2,003
5.5% 6/1/21 (Pre-Refunded to 6/1/10 @ 101) (d)	4,780	5,379
5.5% 6/1/24 (Pre-Refunded to 6/1/10 @ 101) (d)	5,610	6,313
California Poll. Cont. Fing. Auth. Ctfs. of Prtn.:
(Pacific Gas & Elec. Co. Proj.) Series 2004 B, 3.5%, tender 6/1/07 (FGIC Insured) (b)(c)	6,000	5,997
(San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (MBIA Insured)	4,000	4,739
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series A1, 4.7%, tender 4/1/12 (b)(c)	$ 3,000	$ 3,083
Series B, 4.45%, tender 7/1/05 (b)(c)	8,000	8,004
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5% 6/1/13	2,500	2,727
5% 6/1/14	2,000	2,186
5.25% 6/1/24	2,400	2,600
5.25% 6/1/25	2,500	2,702
(California Cmnty. College Projs.) Series A, 5.25% 12/1/16	4,450	4,739
(California State Univ. Proj.) Series 1997 A, 5.5% 10/1/07	1,425	1,502
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series A, 5.25% 12/1/18 (AMBAC Insured)	5,000	5,449
(Coalinga State Hosp. Proj.):
Series 2004 A, 5.5% 6/1/17	9,980	11,062
Series A, 5.25% 6/1/12	2,485	2,732
(Dept. of Corrections, Madera State Prison Proj.) Series E:
5.5% 6/1/15	8,250	9,155
5.5% 6/1/19	3,000	3,038
6% 6/1/07	1,590	1,680
(Dept. of Corrections, Monterey County State Prison Proj.):
Series C:
5.5% 6/1/15	6,100	6,823
5.5% 6/1/17 (MBIA Insured)	4,775	5,382
Series D:
5.375% 11/1/12	1,250	1,313
5.375% 11/1/13	5,055	5,307
5.375% 11/1/14	5,000	5,247
(Dept. of Corrections, Susanville State Prison Proj.) Series D, 5.25% 6/1/15 (FSA Insured)	4,000	4,503
(Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/13	2,000	2,250
(Library & Courts Annex Proj.) Series A, 5.5% 5/1/09	1,290	1,395
(Substance Abuse Treatment Facilities Corcoran II Proj.) Series A, 5.5% 1/1/14 (AMBAC Insured)	3,000	3,104
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,720
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Various California State Univ. Projs.):
Series A, 6.1% 10/1/06	$ 1,210	$ 1,237
Series B:
5.5% 6/1/19	1,650	1,677
6.4% 12/1/09	3,700	4,205
Series C, 5.125% 9/1/22 (AMBAC Insured)	10,000	10,506
Series 2005 A, 5.25% 6/1/30	1,000	1,070
California State Univ. Rev. & Colleges (Systemwide Proj.) Series A:
5.375% 11/1/18 (AMBAC Insured)	1,290	1,437
5.5% 11/1/16 (AMBAC Insured)	1,500	1,698
California Statewide Cmnty. Dev. Auth. Rev. (Triad Health Care Hosp. Proj.) 6.25% 8/1/06 (Escrowed to Maturity) (d)	2,650	2,710
California Statewide Cmnty. Dev. Auth. Rev. Ctfs. of Prtn.:
(Catholic Health Care West Proj.) 6% 7/1/09	2,960	3,124
(Saint Joseph Health Sys. Proj.):
5.25% 7/1/08	2,710	2,882
5.5% 7/1/07	1,425	1,503
California Statewide Cmntys. Dev. Auth. Rev.:
(Cmnty. Hosp. Monterey Penninsula Proj.) Series B, 5.25% 6/1/23 (FSA Insured)	1,800	1,962
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.7%, tender 6/1/05 (b)	3,000	3,005
(Kaiser Permanente Health Sys. Proj.):
Series 2001 C, 3.85%, tender 8/1/06 (b)	21,000	21,194
Series 2004 G, 2.3%, tender 5/1/07 (b)	3,000	2,953
(Los Angeles Orthopaedic Hosp. Foundation Prog.) 5.75% 6/1/30 (AMBAC Insured)	10,000	10,659
(Sutter Health Systems Proj.) Series B, 5.625% 8/15/42	5,000	5,301
Carlsbad Unified School Distict 0% 11/1/15 (FGIC Insured)	1,700	1,107
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series A, 7% 8/1/11 (MBIA Insured)	1,500	1,814
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice Gen. Proj.) 6% 7/1/09	1,330	1,334
Commerce Refuse To Energy Auth. Rev.:
5.25% 7/1/08 (MBIA Insured)	1,000	1,066
5.5% 7/1/11 (MBIA Insured)	2,170	2,428
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Compton Unified School District Series 2002 B, 5.5% 6/1/25 (MBIA Insured)	$ 2,800	$ 3,158
Contra Costa County Ctfs. of Prtn. (Merrithew Mem. Hosp. Proj.) 0% 11/1/14 (Escrowed to Maturity) (d)	3,000	2,092
Corona-Norco Unified School District Series D, 0% 9/1/27 (FSA Insured)	3,000	1,020
CSCUI Fing. Auth. Rev. (Rental Hsg. and Town Ctr. Proj.) Series 2004 A, 2.5%, tender 8/1/07, LOC Citibank NA, New York (b)	5,500	5,451
Ctr. Unified School District Series 1997 C, 0% 9/1/20 (MBIA Insured)	2,000	998
Duarte Ctfs. of Prtn. Series A:
4.625% 4/1/07	890	907
5% 4/1/11	2,780	2,910
5% 4/1/12	4,210	4,392
5% 4/1/13	1,830	1,903
5.25% 4/1/09	1,600	1,686
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,000	5,293
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 1A:
0% 10/1/24 (AMBAC Insured)	1,665	661
0% 10/1/25 (AMBAC Insured)	1,665	624
Encinitas Union School District:
0% 8/1/10 (MBIA Insured)	1,000	840
0% 8/1/21 (MBIA Insured)	1,000	474
Escondido Union High School District 0% 11/1/16 (Escrowed to Maturity) (d)	3,500	2,206
Eureka Unified School District Ctfs. of Prtn. Series A, 6.9% 9/1/27 (FSA Insured)	650	650
Fairfield-Suisun Swr. District Swr. Rev. Series A, 0% 5/1/09 (MBIA Insured)	2,080	1,833
Fairfield-Suisun Unified School District 5.5% 8/1/28 (MBIA Insured)	3,000	3,372
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (MBIA Insured)	1,315	654
Folsom Cordova Unified School District School Facilities Impt. District #2 (1998 Fing. Proj.) Series A, 0% 10/1/26 (MBIA Insured)	2,290	821
Foothill-De Anza Cmnty. College District:
Series B, 0% 8/1/35 (FGIC Insured)	15,000	3,362
0% 8/1/15 (MBIA Insured)	2,415	1,589
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Foothill-De Anza Cmnty. College District: - continued
0% 8/1/20 (MBIA Insured)	$ 6,425	$ 3,219
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A:
0% 1/1/15 (Escrowed to Maturity) (d)	18,500	12,768
0% 1/1/18 (Escrowed to Maturity) (d)	1,000	590
5% 1/1/35 (MBIA Insured)	24,070	24,787
0% 1/15/27 (a)	4,000	3,348
0% 1/15/27 (MBIA Insured) (a)	4,500	4,030
0% 1/15/29 (a)	4,000	3,348
5% 1/15/16 (MBIA Insured)	5,860	6,253
5.5% 1/15/08 (MBIA Insured)	8,945	9,531
5.75% 1/15/40	8,155	8,349
Fremont Unifed School District, Alameda County Series F, 0% 8/1/09 (MBIA Insured)	1,000	874
Fullerton Univ. Foundation Auxiliary Organization Rev. Series A:
5.75% 7/1/25 (MBIA Insured)	1,250	1,402
5.75% 7/1/30 (MBIA Insured)	1,000	1,114
Glendale Elec. Rev. 6% 2/1/30 (MBIA Insured)	12,245	13,677
Golden State Tobacco Securitization Corp.:
Series 2003 A1:
5% 6/1/21	13,400	13,501
6.75% 6/1/39	8,000	8,711
Series 2003 B:
5% 6/1/43 (FSA Insured)	5,000	5,181
5.75% 6/1/21	2,125	2,279
5.75% 6/1/22	4,400	4,713
5.75% 6/1/23	490	521
Series B:
5% 6/1/09	3,000	3,170
5% 6/1/11	3,610	3,868
5.5% 6/1/18	2,355	2,473
5.5% 6/1/43	5,000	5,354
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (MBIA Insured)	2,750	1,525
La Quinta Redev. Agcy. Tax. Allocation (Area #1 Redev. Proj.) 7.3% 9/1/11 (MBIA Insured)	555	680
Long Beach Hbr. Rev. Series A:
5% 5/15/14 (FGIC Insured) (c)	2,000	2,166
5% 5/15/15 (FGIC Insured) (c)	1,000	1,076
6% 5/15/09 (FGIC Insured) (c)	3,450	3,775
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Long Beach Hbr. Rev. Series A: - continued
6% 5/15/10 (FGIC Insured) (c)	$ 1,000	$ 1,114
6% 5/15/12 (FGIC Insured) (c)	3,500	3,987
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.):
0% 9/1/11 (Escrowed to Maturity) (d)	6,400	5,179
0% 9/1/13 (Escrowed to Maturity) (d)	3,380	2,504
(Disney Parking Proj.):
0% 3/1/10	2,000	1,677
0% 3/1/11	1,950	1,573
0% 3/1/12	2,180	1,673
0% 3/1/13	6,490	4,765
0% 9/1/14 (AMBAC Insured)	3,860	2,667
0% 3/1/18	3,000	1,664
0% 3/1/19	3,175	1,665
0% 3/1/20	1,000	492
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. (Proposition C Proj.) Second Tier Sr. Series A, 5.25% 7/1/25 (FGIC Insured)	3,500	3,794
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,179
5.375% 9/1/17 (FSA Insured)	1,095	1,233
5.375% 9/1/18 (FSA Insured)	1,155	1,290
5.375% 9/1/19 (FSA Insured)	1,210	1,346
Los Angeles Dept. Arpts. Rev. (Los Angeles Int'l. Arpt. Proj.) Series D, 5.625% 5/15/12 (FGIC Insured) (c)	290	294
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/12 (Escrowed to Maturity) (d)	3,120	3,136
4.75% 8/15/16 (Escrowed to Maturity) (d)	1,395	1,402
4.75% 10/15/20 (Escrowed to Maturity) (d)	150	151
4.75% 10/15/20 (Pre-Refunded to 10/15/17 @ 100) (d)	1,650	1,650
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	15,000	15,590
Series A, 5.125% 7/1/41 (MBIA Insured)	3,000	3,133
5.5% 10/15/11 (Escrowed to Maturity) (d)	3,670	4,028
Los Angeles Gen. Oblig. Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series A, 5.5% 8/1/24 (AMBAC Insured)	3,700	4,031
Los Angeles Hbr. Dept. Rev.:
Series B:
5.25% 11/1/07 (c)	4,290	4,462
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Hbr. Dept. Rev.: - continued
Series B:
5.5% 8/1/08 (c)	$ 1,505	$ 1,562
7.6% 10/1/18 (Escrowed to Maturity) (d)	14,235	18,068
Los Angeles Unified School District:
Series 2004 A1, 5% 7/1/17 (MBIA Insured)	3,000	3,289
Series A:
5.25% 7/1/19 (MBIA Insured)	3,160	3,495
5.375% 7/1/17 (MBIA Insured)	8,095	9,130
5.375% 7/1/18 (MBIA Insured)	2,945	3,295
Series C, 5.25% 7/1/24 (MBIA Insured)	1,265	1,359
Series E, 5.125% 1/1/27 (MBIA Insured)	1,250	1,330
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity) (d)	2,370	2,889
Manhattan Beach Unified School District Series A, 0% 9/1/09 (FGIC Insured)	975	850
Merced Union High School District Series A, 0% 8/1/22 (FGIC Insured)	1,100	495
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (FGIC Insured)	2,000	941
0% 8/1/25 (FGIC Insured)	2,800	1,057
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,810
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (FGIC Insured)	1,585	1,792
Modesto Irrigation District Ctfs. of Prtn.:
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity) (d)	5,000	5,042
(Rfdg. and Cap. Impts Proj.) Series A, 0% 10/1/10 (Escrowed to Maturity) (d)	2,270	1,890
Monrovia Unified School District Series B, 0% 8/1/33 (FGIC Insured)	2,500	627
Montebello Unified School District 0% 6/1/26 (FSA Insured)	1,580	575
Monterey County Ctfs. of Prtn. Series 2001, 5.25% 8/1/16 (MBIA Insured)	2,445	2,700
Moreland School District Series 2003 B, 0% 8/1/27 (FGIC Insured)	1,485	507
Murrieta Valley Unified School District Series A, 0% 9/1/13 (FGIC Insured)	1,500	1,097
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	$ 1,500	$ 2,608
12% 8/1/17 (FSA Insured)	1,000	1,784
Northern California Pwr. Agcy. Pub. Pwr. Rev.:
(Geothermal #3 Proj.) Series A, 5.6% 7/1/06	2,415	2,466
(Hydro Elec. #1 Proj.) Series A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100) (d)	3,850	5,370
Northern California Transmission Auth. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (MBIA Insured)	7,100	8,608
Novato Unified School District 5.25% 8/1/17 (FGIC Insured)	1,000	1,108
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
5% 9/1/21 (Escrowed to Maturity) (d)	1,000	1,106
5.5% 9/1/17 (FGIC Insured)	3,000	3,395
Ontario Redev. Fing. Auth. Rev. (Ctr. City Cimarron #1 Proj.) 0% 8/1/10 (MBIA Insured)	3,255	2,735
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	7,000	7,956
Orange County Pub. Fin. Auth. Waste Mgt. Sys. Rev.:
5.75% 12/1/09 (AMBAC Insured) (c)	3,620	3,959
5.75% 12/1/11 (AMBAC Insured) (c)	4,000	4,489
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr. Facility Proj.) 5.375% 6/1/16 (AMBAC Insured)	3,770	4,232
Oxnard Fin. Auth. Solid Waste Rev.:
5% 5/1/09 (AMBAC Insured) (c)	1,785	1,883
5% 5/1/10 (AMBAC Insured) (c)	1,820	1,936
5% 5/1/12 (AMBAC Insured) (c)	2,065	2,213
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities District #90-1 Proj.) 5.8% 8/1/29 (FSA Insured)	6,410	7,031
Placer County Union High School District Series A:
0% 8/1/20 (FGIC Insured)	2,000	1,002
0% 8/1/21 (FGIC Insured)	1,000	474
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	3,700	3,737
Placer County Wtr. Agcy. Wtr. Rev. Ctfs. of Prtn. (Cap. Impt. Projs.) 5.5% 7/1/29 (Pre-Refunded to 7/1/09 @ 101) (d)	3,000	3,323
Pomona Unified School District Series C, 6% 8/1/30 (Escrowed to Maturity) (d)	4,035	4,412
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Port of Oakland Gen. Oblig.:
Series L, 5.5% 11/1/20 (FGIC Insured) (c)	$ 3,405	$ 3,678
5% 11/1/15 (MBIA Insured) (c)	5,850	6,191
5% 11/1/17 (MBIA Insured) (c)	3,355	3,516
5% 11/1/18 (MBIA Insured) (c)	2,740	2,859
Port of Oakland Port Rev. Series G, 5.375% 11/1/08 (MBIA Insured) (c)	1,805	1,927
Redwood City Elementary School District 0% 8/1/20 (FGIC Insured)	4,825	2,418
Richmond Redev. Agcy. Tax Allocation Rev. (Harbour Redev. Proj.) 7% 7/1/09 (FSA Insured)	90	90
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.):
Series A, 6.5% 6/1/12 (MBIA Insured)	15,500	18,035
Series B, 5.7% 6/1/16 (MBIA Insured)	1,950	2,241
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series A:
4.8% 10/1/07	770	792
4.8% 10/1/07 (Pre-Refunded to 10/1/06 @ 102) (d)	310	324
5% 10/1/08	805	836
5% 10/1/08 (Pre-Refunded to 10/1/06 @ 102) (d)	330	346
5% 10/1/09	815	845
5% 10/1/09 (Pre-Refunded to 10/1/06 @ 102) (d)	325	341
5.1% 10/1/10	890	924
5.1% 10/1/10 (Pre-Refunded to 10/1/06 @ 102) (d)	355	372
5.25% 10/1/12	985	1,023
5.25% 10/1/12 (Pre-Refunded to 10/1/06 @ 102) (d)	390	410
5.5% 10/1/22	3,210	3,325
5.5% 10/1/22 (Pre-Refunded to 10/1/06 @ 102) (d)	1,290	1,360
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	2,210
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	2,314
Rocklin Unified School District:
0% 8/1/24 (FGIC Insured)	1,370	553
0% 8/1/25 (FGIC Insured)	2,725	1,039
0% 8/1/26 (FGIC Insured)	1,365	493
0% 8/1/27 (FGIC Insured)	2,500	853
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Roseville City School District:
0% 8/1/25 (FGIC Insured)	$ 1,745	$ 665
0% 8/1/27 (FGIC Insured)	1,940	662
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,336
Sacramento City Fing. Auth. Rev. (Combined Area Projs.) Series B, 0% 11/1/15 (MBIA Insured)	7,735	5,038
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) 6.375% 7/1/10	700	716
Sacramento Muni. Util. District Elec. Rev.:
Series 2001 P, 5.25% 8/15/16 (FSA Insured)	1,500	1,653
Series L, 5.125% 7/1/22 (MBIA Insured)	4,000	4,191
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
6% 7/1/22 (Pre-Refunded to 7/1/06 @ 102) (d)	18,700	19,697
6.5% 7/1/06	4,500	4,633
6.5% 7/1/07 (Pre-Refunded to 7/1/06 @ 102) (d)	2,000	2,117
6.5% 7/1/08 (Pre-Refunded to 7/1/06 @ 102) (d)	1,000	1,059
Salinas Union High School District Series A, 5.25% 10/1/17 (FGIC Insured)	1,410	1,583
San Bernardino County Ctfs. of Prtn.:
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity) (d)	8,500	11,282
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	11,354
San Diego County Ctfs. of Prtn.:
(Burnham Institute Proj.) 6.25% 9/1/29	6,800	7,257
(The Bishop's School Proj.) Series A, 6% 9/1/34, LOC Bank of New York, New York	4,090	4,676
5.25% 10/1/11	1,705	1,876
San Diego Unified School District (Election of 1998 Proj.):
Series 2000 B, 6.05% 7/1/18 (MBIA Insured)	2,290	2,814
Series D, 5.25% 7/1/17 (FGIC Insured) (Pre-Refunded to 7/1/12 @ 101) (d)	4,325	4,847
San Francisco Bay Area Rapid Trans. District Sales Tax Rev. 5.25% 7/1/18	4,500	4,842
San Francisco Bay Area Trans. Fing. Auth. (Bridge Toll Proj.) 5.75% 2/1/07 (American Cap. Access Corp. Insured)	1,500	1,554
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series A:
5.125% 1/1/17 (AMBAC Insured) (c)	6,000	6,219
5.25% 1/1/18 (AMBAC Insured) (c)	4,515	4,714
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.: - continued
Second Series 12A, 5.625% 5/1/08 (FGIC Insured) (c)	$ 1,625	$ 1,678
Second Series 15A, 5.5% 5/1/09 (FSA Insured) (c)	1,355	1,452
Second Series 16A, 5.5% 5/1/08 (FSA Insured) (c)	2,945	3,121
Second Series 18A:
5.25% 5/1/11 (MBIA Insured) (c)	3,280	3,479
5.25% 5/1/14 (MBIA Insured) (c)	2,750	2,908
Second Series 23A:
5.5% 5/1/07 (FGIC Insured) (c)	1,045	1,089
5.5% 5/1/08 (FGIC Insured) (c)	2,755	2,919
Second Series 27A, 5.5% 5/1/08 (MBIA Insured) (c)	4,045	4,286
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.:
(San Francisco Redev. Proj.) Series B, 0% 8/1/10 (MBIA Insured)	1,475	1,239
Series A:
0% 8/1/09 (FGIC Insured)	1,085	948
0% 8/1/10 (FGIC Insured)	1,085	912
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1997 A, 0% 1/15/26 (MBIA Insured)	11,000	4,038
Series A:
0% 1/15/10 (MBIA Insured)	2,240	1,913
0% 1/15/12 (MBIA Insured)	7,000	5,489
0% 1/15/15 (MBIA Insured)	5,000	3,349
0% 1/15/20 (MBIA Insured)	3,765	1,920
0% 1/15/31 (MBIA Insured)	5,000	1,390
0% 1/15/34 (MBIA Insured)	10,000	2,386
5.25% 1/15/30 (MBIA Insured)	12,145	12,769
5.5% 1/15/28	1,060	1,044
0% 1/1/12 (Escrowed to Maturity) (d)	10,000	7,875
San Jose Arpt. Rev.:
Series A, 5.25% 3/1/14 (FGIC Insured)	1,000	1,099
Series B, 5% 3/1/09 (FSA Insured) (c)	5,395	5,690
San Jose Unified School District, Santa Clara County Series A, 5.375% 8/1/20 (FSA Insured)	1,895	2,086
San Luis Obispo County Fing. Auth. Series 2000 A, 5.375% 8/1/24 (MBIA Insured)	1,000	1,075
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity) (d)	1,990	1,339
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (FGIC Insured)	$ 3,000	$ 1,668
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (FGIC Insured)	2,000	848
0% 9/1/25 (FGIC Insured)	1,490	566
0% 9/1/26 (FGIC Insured)	1,500	540
Sanger Unified School District 5.6% 8/1/23 (MBIA Insured)	3,000	3,620
Santa Barbara High School District Series A:
5.75% 8/1/25 (FGIC Insured)	4,650	5,122
5.75% 8/1/30 (FGIC Insured)	7,490	8,217
Santa Clara County Trans. District Sales Tax Rev. Series A, 5.25% 6/1/21	8,500	9,004
Santa Cruz City Elementary School District Series B, 5.75% 8/1/26 (Pre-Refunded to 8/1/09 @ 102) (d)	2,730	3,080
Santa Cruz City High School District Series B:
5.75% 8/1/26 (Pre-Refunded to 8/1/09 @ 102) (d)	2,380	2,685
6% 8/1/29 (Pre-Refunded to 8/1/09 @ 102) (d)	6,770	7,704
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1, 2, 2A & 8 Proj.) Series A, 7.25% 8/1/12 (MBIA Insured)	1,865	2,317
Santa Monica Redev. Agcy. Tax Allocation Rev. (Earthquake Recovery Redev. Proj.) Series 1999, 5.75% 7/1/22 (AMBAC Insured)	8,395	9,230
Shasta Union High School District:
0% 8/1/26 (FGIC Insured)	1,000	361
0% 5/1/28 (MBIA Insured)	3,340	1,092
Southern California Pub. Pwr. Auth. Rev. (Multiple Projs.):
6.75% 7/1/10	1,400	1,609
6.75% 7/1/11	6,500	7,640
7% 7/1/05	920	923
Stanislaus County Ctfs. of Prtn. (Cap. Impt. Prog.) Series A, 5.25% 5/1/14 (MBIA Insured)	1,000	1,040
Sulpher Springs Unified School District Series A, 0% 9/1/12 (MBIA Insured)	2,750	2,115
Sulphur Springs Union School District Ctfs. of Prtn. (2002 School Facility Bridge Fdg. Prog.) 3.1%, tender 9/1/09 (FSA Insured) (b)	3,000	2,990
Tahoe-Truckee Joint Unified School District Series A, 0% 9/1/10 (FGIC Insured)	4,220	3,272
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Tobacco Securitization Auth. Northern California Tobacco Settlement Rev. Series 2001 A, 5.25% 6/1/31	$ 2,000	$ 1,902
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	3,000	3,243
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,474
6% 6/1/22	1,100	1,242
Ukiah Unified School District:
0% 8/1/14 (FGIC Insured)	3,040	2,136
0% 8/1/19 (FGIC Insured)	2,270	1,217
Union Elementary School District Series A:
0% 9/1/18 (FGIC Insured)	1,000	556
0% 9/1/21 (FGIC Insured)	2,995	1,415
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/21 (AMBAC Insured)	2,120	2,349
5.5% 5/15/24 (AMBAC Insured)	1,000	1,100
4.55% 12/1/09 (e)	22,065	22,660
Series A, 5.125% 5/15/18 (AMBAC Insured)	2,000	2,193
Series B, 5.25% 5/15/16 (AMBAC Insured)	5,000	5,581
Upland Ctfs. of Prtn. (San Antonio Cmnty. Hosp. Proj.):
5.25% 1/1/08	1,990	2,014
5.25% 1/1/13	8,500	8,605
Val Verde Unified School District Ctfs. of Prtn.:
5.25% 1/1/17 (FGIC Insured)	1,000	1,105
5.25% 1/1/18 (FGIC Insured)	1,380	1,517
Victor Elementary School District Series A, 0% 6/1/14 (MBIA Insured)	2,375	1,665
Vista Unified School District Series A:
5.375% 8/1/15 (FSA Insured)	1,325	1,492
5.375% 8/1/16 (FSA Insured)	1,000	1,121
Walnut Valley Unified School District Series D:
0% 8/1/30 (FGIC Insured)	2,875	830
0% 8/1/31 (FGIC Insured)	2,715	744
0% 8/1/32 (FGIC Insured)	1,315	343
5.25% 8/1/16 (FGIC Insured)	1,000	1,126
Washington Unified School District Yolo County Series A, 0% 8/1/27 (FGIC Insured)	5,000	1,725
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Whittier Union High School District Series B, 5.875% 8/1/30 (FSA Insured)	$ 2,405	$ 2,666
Yuba City Unified School District Series A, 0% 9/1/21 (FGIC Insured)	2,090	987
		1,520,592
Puerto Rico - 1.0%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (MBIA Insured)	1,510	1,739
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (d)	5,950	6,505
5.5% 10/1/40 (Escrowed to Maturity) (d)	1,100	1,200
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.25% 7/1/14 (XL Cap. Assurance, Inc. Insured)	4,585	5,193
		14,637
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Rev. Series A:
5% 10/1/10	550	588
5.25% 10/1/15	1,255	1,383
		1,971
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $1,446,092)		1,537,200
NET OTHER ASSETS - 1.3%		20,407
NET ASSETS - 100%		$ 1,557,607
Legend
(a) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $22,660,000 or 1.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09	3/6/02	$ 22,065
Income Tax Information

At May 31, 2005, the aggregate cost of investment securities for income tax purposes was $1,444,361,000. Net unrealized appreciation aggregated $92,839,000, of which $93,536,000 related to appreciated investment securities and $697,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	July 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	July 22, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	July 22, 2005